UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                             GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund First Quarter Report — March 31, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 1.4% compared with increases of 4.8% and 2.3% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	1.41%	2.19%	4.95%	3.06%	4.51%
Bank of America Merrill Lynch Global 300 Convertible Index	4.78	9.38	8.79	7.15	N/A(d)
MSCI World Index	2.31	6.03	10.01	6.39	6.69(e)
Lipper Convertible Securities Fund Average	2.70	5.77	9.67	7.47	7.82
Class A (GAGAX)	1.40	2.20	4.97	3.08	4.54
With sales charge (b)	(4.43)	(3.67)	3.73	2.47	4.23
Class C (GACCX)	1.21	1.51	3.43	1.93	3.87
With contingent deferred sales charge (c)	0.21	0.51	3.43	1.93	3.87
Class I (GAGIX)	1.45	2.50	5.20	3.26	4.61

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.11%, 2.11%, 2.86%, and 1.86%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 3.9%
	Automotive — 1.0%
	Navistar International Corp., Sub. Deb.,
$ 200,000	4.500%, 10/15/18	$178,625
300,000	4.750%, 04/15/19(a)	272,437

		451,062

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20†	0

	Building and Construction — 0.3%
200,000	Layne Christensen Co., 4.250%, 11/15/18	137,625

	Computer Software and Services — 0.3%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	125,250
10,000	VeriSign Inc., STEP, 4.136%, 08/15/37	19,881

		145,131

	Consumer Services — 0.1%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	37,969

	Diversified Industrial — 1.7%
150,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	386,344
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	388,687

		775,031

	Metals and Mining — 0.5%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	257,656

	TOTAL CONVERTIBLE CORPORATE BONDS	1,804,474

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	18,500

Shares
	COMMON STOCKS — 74.6%
	Agriculture — 0.1%
1,000	Nutreco NV	48,655

	Automotive — 0.3%
3,500	General Motors Co.	131,250

	Automotive: Parts and Accessories — 3.9%
7,000	Dana Holding Corp.	148,120
1,690	Federal-Mogul Holdings Corp.†	22,495
500	Genuine Parts Co.	46,595
12,000	TRW Automotive Holdings Corp.†	1,258,200
3,300	Visteon Corp.†	318,120

		1,793,530

	Building and Construction — 0.0%
500	Chofu Seisakusho Co. Ltd.	12,382

Shares		Market Value
	Cable and Satellite — 2.8%
5,000	Rogers Communications Inc., Cl. B	$167,400
125,000	Sky Deutschland AG†	911,405
15,000	Sky plc	220,951

		1,299,756

	Computer Software and Services — 7.9%
44,000	Advent Software Inc.	1,940,840
15,083	Global Sources Ltd.†	88,386
150,000	Kofax Ltd.†	1,642,500

		3,671,726

	Consumer Products — 1.4%
7,217	Eastman Kodak Co.†	137,051
6,026	Hunter Douglas NV	247,514
1,400	L’Oreal SA	257,941

		642,506

	Consumer Services — 0.4%
200	Graham Holdings Co., Cl. B	209,926

	Consumer Staples — 0.2%
3,000	Unicharm Corp.	78,843

	Diversified Industrial — 2.8%
4,680	Ampco-Pittsburgh Corp.	81,713
7,000	General Electric Co.(b)	173,670
6,000	Jardine Matheson Holdings Ltd.	379,200
13,000	Jardine Strategic Holdings Ltd.	455,000
6,500	Myers Industries Inc.	113,945
2,075	Textron Inc.	91,985

		1,295,513

	Electronics — 1.4%
24,000	Sony Corp., ADR(b)	642,720

	Energy and Energy Services — 0.3%
2,000	BP plc, ADR	78,220
700	Cameron International Corp.†	31,584
1,000	Weatherford International plc†	12,300

		122,104

	Energy and Utilities — 3.7%
1,200	National Fuel Gas Co.	72,396
1,000	Severn Trent plc	30,543
200,000	Talisman Energy Inc.	1,536,000
3,000	TECO Energy Inc.(b)	58,200

		1,697,139

	Entertainment — 2.3%
3,000	Discovery Communications Inc., Cl. A†	92,280
10,000	Life Time Fitness Inc.†	709,600
10,000	Vivendi SA	248,651

		1,050,531

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 0.7%
1,500	Graco Inc.	$108,240
6,000	Mueller Industries Inc.	216,780

		325,020

	Financial Services — 7.9%
1,000	American Express Co.	78,120
8,000	American International Group Inc.(b)	438,320
3	Berkshire Hathaway Inc., Cl. A†	652,500
3,500	Citigroup Inc.(b)	180,320
6,000	Deutsche Bank AG	208,380
4,000	Exor SpA	181,889
8,000	GAM Holding AG	166,289
16,000	Kinnevik Investment AB, Cl. A	538,402
3,500	Legg Mason Inc.(b)	193,200
2,000	T. Rowe Price Group Inc.	161,960
10,000	The Bank of New York Mellon Corp.	402,400
1,500	The PNC Financial Services Group Inc.	139,860
1,000	UBS Group AG	18,770
1,000	W. R. Berkley Corp.	50,510
5,000	Wells Fargo & Co.(b)	272,000

		3,682,920

	Food and Beverage — 8.7%
8,000	Chr. Hansen Holding A/S	367,496
4,000	Danone SA	269,328
65,000	Davide Campari-Milano SpA	453,942
2,900	Diageo plc	79,993
2,400	Diageo plc, ADR	265,368
2,500	General Mills Inc.(b)	141,500
2,000	Heineken NV	152,749
2,500	Kellogg Co.(b)	164,875
4,000	Kerry Group plc, Cl. A	268,252
6,000	Kikkoman Corp.	190,853
1,000	Kraft Foods Group Inc.	87,115
12,000	Maple Leaf Foods Inc.	219,620
500	McCormick & Co. Inc., Cl. V	38,945
1,500	McCormick & Co. Inc., Non-Voting	115,665
6,000	Nestlé SA	453,180
1,000	Pernod Ricard SA	118,438
6,500	Remy Cointreau SA	478,753
400,000	Yashili International Holdings Ltd.	144,983

		4,011,055

	Health Care — 11.6%
200	Becton, Dickinson and Co.	28,718
3,500	Bristol-Myers Squibb Co.(b)	225,750
24,000	Hospira Inc.†	2,108,160
2,800	ICU Medical Inc.†	260,792
1,000	Patterson Companies Inc.	48,790
8,000	Pfizer Inc.(b)	278,320
5,000	Roche Holding AG, ADR	171,900

Shares		Market Value
13,000	Salix Pharmaceuticals Ltd.†	$2,246,530

		5,368,960

	Hotels and Gaming — 1.7%
15,000	International Game Technology	261,150
190,000	Mandarin Oriental International Ltd.	302,100
170,000	The Hongkong & Shanghai Hotels Ltd.	239,454

		802,704

	Machinery — 0.1%
8,500	CNH Industrial NV	69,644

	Retail — 1.2%
500	Macy’s Inc.	32,455
2,200	Walgreens Boots Alliance Inc.	186,296
30,000	World Duty Free SpA†	323,541

		542,292

	Semiconductors — 4.3%
60,000	Aruba Networks Inc.†	1,469,400
100,000	Vitesse Semiconductor Corp.†	531,000

		2,000,400

	Specialty Chemicals — 4.0%
1,500	Chemtura Corp.†	40,935
500	E. I. du Pont de Nemours and Co.	35,735
4,600	International Flavors & Fragrances Inc.	540,040
9,000	Sigma-Aldrich Corp.	1,244,250

		1,860,960

	Telecommunications — 5.4%
2,000	Belgacom SA	70,052
500	CenturyLink Inc.(b)	17,275
20,000	Cincinnati Bell Inc.†	70,600
90,000	Jazztel plc†	1,227,554
50,000	Koninklijke KPN NV	169,835
30,000	Portugal Telecom SGPS SA, ADR	15,930
50,000	Telefonica Deutschland Holding AG	289,026
3,300	Verizon Communications Inc.(b)	160,479
15,000	Vodafone Group plc, ADR	490,200

		2,510,951

	Wireless Communications — 1.5%
200,000	Cable & Wireless Communications plc	180,826
7,000	Millicom International Cellular SA, SDR	507,190

		688,016

	TOTAL COMMON STOCKS	34,559,503

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Food and Beverage — 0.2%
800	Post Holdings Inc. 0.094%, 3.750%(a)	87,201

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	CONSUMER PRODUCTS — 0.0%
370	Eastman Kodak Co., expire 09/03/18†	$1,998
370	Eastman Kodak Co., expire 09/03/18†	1,591

	TOTAL WARRANTS	3,589

	RIGHTS — 0.0%
	Hotels and Gaming — 0.0%
47,500	Mandarin Oriental International Ltd., expire 04/08/15†	12,350

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 21.2%
$ 9,817,000	U.S. Treasury Bills, 0.015% to 0.110%††, 04/30/15 to 09/24/15	9,816,397

	TOTAL INVESTMENTS — 100.0% (Cost $44,392,798)	$46,302,014

	Aggregate tax cost	$44,427,027
	Gross unrealized appreciation	$2,946,879
	Gross unrealized depreciation	(1,071,892)

	Net unrealized appreciation/depreciation	$1,874,987

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of Rule 144A securities amounted to $748,325 or 1.62% of total investments.

(b)	Securities, or a portion thereof, with a value of $2,624,302 were deposited with the broker as collateral.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2015

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$1,804,474	$ 0	$ 1,804,474
Corporate Bonds (a)	—	18,500	—	18,500
Common Stocks (a)	$34,559,503	—	—	34,559,503
Convertible Preferred Stocks (a)	87,201	—	—	87,201
Warrants (a)	3,589	—	—	3,589
Rights (a)	—	—	12,350	12,350
U.S. Government Obligations	—	9,816,397	—	9,816,397

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$34,650,293	$11,639,371	$12,350	$46,302,014

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at March 31, 2015.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q115QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, and 4 stars for the three, five, and ten year periods ended March 31, 2015 among 903, 903, 702, and 350 World Stock funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 2.5% compared with an increase of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(2/7/94)
Class AAA (GICPX)	2.45%	6.11%	11.56%	7.92%	9.09%
MSCI AC World Index	2.31	5.42	8.99	6.44	6.74(d)
Lipper Global Large-Cap Growth Fund Classification	3.78	6.21	10.48	7.65	7.51
Class A (GGGAX)	2.45	6.14	11.56	7.92	9.10
With sales charge (b)	(3.44)	0.04	10.24	7.29	8.79
Class C (GGGCX)	2.26	5.34	10.72	7.11	8.51
With contingent deferred sales charge (c)	1.26	4.34	10.72	7.11	8.51
Class I (GGGIX)	2.63	6.69	11.90	8.16	9.21

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)    MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2015 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.4%
	CONSUMER DISCRETIONARY — 19.0%
5,500	Alibaba Group Holding Ltd., ADR†	$457,820
1,700	Amazon.com Inc.†	632,570
600	AutoZone Inc.†	409,296
10,200	CBS Corp., Cl. B, Non-Voting	618,426
2,500	Christian Dior SE	470,543
5,700	Comcast Corp., Cl. A, Special	319,570
3,114	Compagnie Financiere Richemont SA	250,213
3,800	DIRECTV†	323,380
8,000	Discovery Communications Inc., Cl. A†	246,080
8,000	Discovery Communications Inc., Cl. C†	235,800
26,000	Fuji Heavy Industries Ltd.	863,102
34,100	Grupo Televisa SAB, ADR†	1,125,641
9,400	Hennes & Mauritz AB, Cl. B	380,867
8,300	Lennar Corp., Cl. A	430,023
17,800	Liberty Global plc, Cl. A†	916,166
11,800	Liberty Global plc, Cl. C†	587,758
11,000	Luxottica Group SpA	696,690
2,200	LVMH Moet Hennessy Louis Vuitton SE	387,161
5,500	Macy’s Inc.	357,005
8,800	Naspers Ltd., Cl. N	1,349,841
5,500	NIKE Inc., Cl. B	551,815
2,300	Ralph Lauren Corp.	302,450
7,800	Starbucks Corp.	738,660
8,000	Tata Motors Ltd., ADR	360,480
6,000	The Home Depot Inc.	681,660
330	The Priceline Group Inc.†	384,170
5,000	The TJX Companies Inc.	350,250
4,700	Tiffany & Co.	413,647
7,000	Time Warner Inc.	591,080
16,600	Twenty-First Century Fox Inc., Cl. A	561,744
4,300	Viacom Inc., Cl. B	293,690
18,600	WPP plc	422,416

	TOTAL CONSUMER DISCRETIONARY	16,710,014

	INFORMATION TECHNOLOGY — 16.9%
8,500	Adobe Systems Inc.†	628,490
13,610	Apple Inc.	1,693,492
5,500	Baidu Inc., ADR†	1,146,200
6,900	Check Point Software Technologies Ltd.†	565,593
17,200	Facebook Inc., Cl. A†	1,414,098
810	Google Inc., Cl. A†	449,307
2,210	Google Inc., Cl. C†	1,211,080
6,000	Infosys Ltd., ADR	210,480
2,900	Keyence Corp.	1,582,521
16,000	MasterCard Inc., Cl. A	1,382,240
19,600	Microsoft Corp.	796,838
3,300	Murata Manufacturing Co. Ltd.	453,219
5,800	NXP Semiconductor NV†	582,088
24,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	563,520
15,200	Tencent Holdings Ltd.	288,647

		Market
Shares		Value
12,000	Texas Instruments Inc.	$686,220
18,000	Visa Inc., Cl. A	1,177,380

	TOTAL INFORMATION TECHNOLOGY	14,831,413

	HEALTH CARE — 15.2%
10,000	Abbott Laboratories	463,300
5,500	AbbVie Inc.	321,970
2,100	Actavis plc†	625,002
3,900	Amgen Inc.	623,415
7,700	Bayer AG	1,152,038
4,800	Becton, Dickinson and Co.	689,232
800	Biogen Inc.†	337,792
9,500	Bristol-Myers Squibb Co.	612,750
2,900	Celgene Corp.†	334,312
19,500	Dr. Reddy’s Laboratories Ltd., ADR	1,113,450
6,300	Gilead Sciences Inc.†	618,219
6,500	Johnson & Johnson	653,900
3,500	McKesson Corp.	791,700
9,700	Merck & Co. Inc.	557,556
14,200	Novartis AG, ADR	1,400,262
12,500	Novo Nordisk A/S, Cl. B	667,297
800	Regeneron Pharmaceuticals Inc.†	361,184
18,000	Roche Holding AG, ADR	618,840
2,600	Roche Holding AG, Genusschein	714,459
7,000	Sanofi, ADR	346,080
3,000	Thermo Fisher Scientific Inc.	403,020

	TOTAL HEALTH CARE	13,405,778

	CONSUMER STAPLES — 14.0%
4,000	Brown-Forman Corp., Cl. B	361,400
4,300	Colgate-Palmolive Co.	298,162
4,500	Costco Wholesale Corp.	681,727
9,900	CVS Health Corp.	1,021,779
4,671	Danone SA	314,861
40,000	Davide Campari-Milano SpA	279,054
13,500	Diageo plc	373,062
6,900	Henkel AG & Co. KGaA	712,028
2,200	L’Oreal SA	405,218
3,300	Mead Johnson Nutrition Co.	331,749
10,000	Mondelēz International Inc., Cl. A	360,900
17,600	Nestlé SA	1,325,323
2,300	PepsiCo Inc.	219,926
4,156	Pernod Ricard SA	491,411
9,500	Reckitt Benckiser Group plc	816,099
13,300	Seven & i Holdings Co. Ltd.	558,910
5,300	The Coca-Cola Co.	214,915
4,000	The Estee Lauder Companies Inc., Cl. A	332,640
10,000	The Hain Celestial Group Inc.†	640,500
12,700	The WhiteWave Foods Co.†	563,118
9,900	Unicharm Corp.	259,182
4,800	United Natural Foods Inc.†	369,792
7,000	Walgreens Boots Alliance Inc.	592,760
110,000	Wal-Mart de Mexico SAB de CV	274,108

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
7,600	Whole Foods Market Inc.	$395,808
6,100	Woolworths Ltd.	136,603

	TOTAL CONSUMER STAPLES	12,331,035

	INDUSTRIALS — 13.0%
3,000	3M Co.	494,850
7,900	B/E Aerospace Inc.	502,598
2,500	Cummins Inc.	346,600
8,800	Delta Air Lines Inc.	395,648
6,600	Eaton Corp. plc	448,404
6,000	FANUC Corp.	1,309,883
6,600	Fortune Brands Home & Security Inc.	313,368
15,000	General Electric Co.	372,150
8,000	Honeywell International Inc.	834,480
11,500	Jardine Matheson Holdings Ltd.	726,699
8,500	Nielsen NV	378,845
5,000	PACCAR Inc.	315,700
3,000	Precision Castparts Corp.	630,000
6,600	Schneider Electric SA	513,602
7,700	Secom Co. Ltd.	513,593
6,700	Siemens AG	724,630
1,550	SMC Corp.	461,534
2,900	The Boeing Co.	435,232
10,800	Union Pacific Corp.	1,169,748
4,400	United Technologies Corp.	515,680

	TOTAL INDUSTRIALS	11,403,244

	FINANCIALS — 12.1%
10,000	American International Group Inc.	547,900
24,500	Bank of America Corp.	377,055
1,300	BlackRock Inc.	475,592
35,000	CK Hutchison Holdings Ltd.	715,068
9,000	HDFC Bank Ltd., ADR	530,010
21,900	JPMorgan Chase & Co.	1,326,702
38,000	Kinnevik Investment AB, Cl. B	1,268,527
36,300	Morgan Stanley	1,295,547
17,300	Schroders plc	819,522
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,657,386
50,000	Swire Pacific Ltd., Cl. A	680,624
4,900	The Goldman Sachs Group Inc.	921,053

	TOTAL FINANCIALS	10,614,986

	ENERGY — 5.7%
9,500	ConocoPhillips	591,470
19,100	Continental Resources Inc.†	834,097
11,800	EOG Resources Inc.	1,081,942
6,100	Occidental Petroleum Corp.	445,300
5,800	Pioneer Natural Resources Co.	948,358
5,700	Royal Dutch Shell plc, Cl. A, ADR	340,005
6,500	Schlumberger Ltd.	542,360

		Market
Shares		Value
13,500	Statoil ASA, ADR	$237,465

	TOTAL ENERGY	5,020,997

	MATERIALS — 2.7%
5,500	E. I. du Pont de Nemours and Co.	393,085
3,300	Ecolab Inc.	377,454
3,100	Monsanto Co.	348,874
2,700	PPG Industries Inc.	608,958
2,200	The Sherwin-Williams Co.	625,900

	TOTAL MATERIALS	2,354,271

	UTILITIES — 0.5%
4,200	NextEra Energy Inc.	437,010

	TELECOMMUNICATION SERVICES — 0.3%
5,100	SoftBank Corp.	297,021

	TOTAL COMMON STOCKS	87,405,769

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$ 570,000	U.S. Treasury Bills,
	0.125%††, 09/24/15	569,700

	TOTAL INVESTMENTS — 100.0%
	(Cost $63,121,685)	$87,975,469

	Aggregate tax cost	$63,131,066

	Gross unrealized appreciation	$25,743,824
	Gross unrealized depreciation	(899,421)

	Net unrealized appreciation/depreciation	$24,844,403

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	58.1%	$51,112,246
Europe	23.7	20,885,068
Asia/Pacific	7.9	6,929,601
Japan	7.2	6,298,964
Latin America	1.6	1,399,749
South Africa	1.5	1,349,841

	100.0%	$87,975,469

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Discretionary	$11,889,181	$ 4,820,833	$16,710,014
Information Technology	12,507,026	2,324,387	14,831,413
Health Care	10,871,984	2,533,794	13,405,778
Consumer Staples	6,659,284	5,671,751	12,331,035
Industrials	7,153,303	4,249,941	11,403,244
Financials	5,473,859	5,141,127	10,614,986
Energy	5,020,997	—	5,020,997
Materials	2,354,271	—	2,354,271
Utilities	437,010	—	437,010
Telecommunication Services	—	297,021	297,021
Total Common Stocks	62,366,915	25,038,854	87,405,769
U.S. Government Obligations	—	569,700	569,700
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,366,915	$25,608,554	$87,975,469

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

  GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM««««

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended March 31, 2015 among 903, 903, 702, and 350 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q115QR

The GAMCO Global Opportunity Fund First Quarter Report — March 31, 2015
Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 1.9% compared with an increase of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (5/11/98)
Class AAA (GABOX)	1.86%	(0.66)%	7.59%	6.19%	6.78%
MSCI AC World Index	2.31	5.42	8.99	6.44	4.88 (d)
Lipper Global Large-Cap Growth Fund Classification	3.78	6.21	10.48	7.65	5.13
Lipper Global Multi-Cap Growth Fund Classification	3.53	5.72	9.59	6.47	6.23
Class A (GOCAX)	1.82	(0.66)	7.58	6.20	6.78
With sales charge (b)	(4.03)	(6.37)	6.31	5.57	6.41
Class C (GGLCX)	1.66	(1.44)	6.77	5.37	6.35
With contingent deferred sales charge (c)	0.66	(2.42)	6.77	5.37	6.35
Class I (GLOIX)	2.14	0.04	7.95	6.44	6.93

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.72%, 2.72%, 3.46%, and 2.46%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.00%, 2.00%, 2.75%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 21.1%
1,500	Associated British Foods plc	$62,599
5,750	British American Tobacco plc	297,757
1,300	Danone SA	87,630
7,000	Diageo plc	193,439
2,280	Dr Pepper Snapple Group Inc.	178,934
3,000	General Mills Inc.	169,800
3,000	Heineken Holding NV	206,443
2,000	Japan Tobacco Inc.	63,230
1,500	Kameda Seika Co. Ltd.	60,990
3,000	Mead Johnson Nutrition Co.	301,590
1,910	Pernod Ricard SA	225,841
2,150	Philip Morris International Inc.	161,960
3,300	Shiseido Co. Ltd.	58,542
2,000	The Procter & Gamble Co.	163,880
3,000	Unicharm Corp.	78,540

	TOTAL CONSUMER STAPLES	2,311,175

	INDUSTRIALS — 19.5%
11,484	CNH Industrial NV	93,709
1,100	FANUC Corp.	240,145
4,300	Jardine Matheson Holdings Ltd.	271,722
3,600	Komatsu Ltd.	70,570
2,500	L-3 Communications Holdings Inc.	314,475
2,500	Lockheed Martin Corp.	507,400
1,600	Precision Castparts Corp.	336,000
1,000	SMC Corp.	297,764

	TOTAL INDUSTRIALS	2,131,785

	CONSUMER DISCRETIONARY — 16.5%
1,500	AMC Networks Inc., Cl. A†	114,960
150,000	China Travel International Investment Hong Kong Ltd.	48,844
2,200	Christian Dior SE	414,077
5,500	Compagnie Financiere Richemont SA	441,930
3,000	DIRECTV†	255,300
250	Hermes International	88,271
2,000	Honda Motor Co. Ltd.	65,286
6,000	Liberty Interactive Corp., Cl. A†	175,140
808	Liberty TripAdvisor Holdings Inc., Cl. A†	25,686
1,661	Liberty Ventures, Cl. A†	69,779
6,000	Rakuten Inc.	105,649

	TOTAL CONSUMER DISCRETIONARY	1,804,922

	INFORMATION TECHNOLOGY — 11.2%
550	Google Inc., Cl. A†	305,085
550	Google Inc., Cl. C†	301,400
500	Keyence Corp.	272,848
7,000	Microsoft Corp.	284,585
15,000	Yahoo! Japan Corp.	61,870

	TOTAL INFORMATION TECHNOLOGY	1,225,788

Shares		Market Value

	HEALTH CARE — 9.6%
1,000	AstraZeneca plc, ADR	$68,430
4,400	Novartis AG	434,282
1,500	Novo Nordisk A/S, Cl. B	80,076
1,700	Roche Holding AG, Genusschein	467,147

	TOTAL HEALTH CARE	1,049,935

	MATERIALS — 9.4%
2,200	Agnico Eagle Mines Ltd.	61,468
22,000	Antofagasta plc	238,001
3,600	BHP Billiton plc	79,003
15,250	Glencore plc	64,381
2,500	Monsanto Co.	281,350
1,830	Rio Tinto plc	75,463
800	Shin-Etsu Chemical Co. Ltd.	52,231
400	Syngenta AG	135,891
5,000	Toray Industries Inc.	41,850

	TOTAL MATERIALS	1,029,638

	FINANCIALS — 7.6%
70,000	China Minsheng Banking Corp. Ltd., Cl. H	85,364
5,000	CK Hutchison Holdings Ltd.	102,153
5,000	Ichiyoshi Securities Co. Ltd.	54,103
10,000	Kinnevik Investment AB, Cl. B	333,823
5,500	Schroders plc	260,542

	TOTAL FINANCIALS	835,985

	ENERGY — 3.9%
500	EOG Resources Inc.	45,845
700	Occidental Petroleum Corp.	51,100
4,000	Schlumberger Ltd.	333,760

	TOTAL ENERGY	430,705

	TELECOMMUNICATION SERVICES — 1.2%
1,300	SoftBank Corp.	75,711
2,000	Vivendi SA	49,655

	TOTAL TELECOMMUNICATION SERVICES	125,366

	TOTAL COMMON STOCKS	10,945,299

	TOTAL INVESTMENTS — 100.0% (Cost $5,609,689)	$10,945,299

	Aggregate tax cost	$5,609,724

	Gross unrealized appreciation	$5,571,260
	Gross unrealized depreciation	(235,685)

	Net unrealized appreciation/depreciation	$5,335,575

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	40.5%	$4,439,497
Europe	39.5	4,319,388
Japan	14.6	1,599,328
Asia/Pacific	5.4	587,086

	100.0%	$10,945,299

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$ 976,164	$1,335,011	$ 2,311,175
Industrials	1,251,584	880,201	2,131,785
Consumer Discretionary	640,865	1,164,057	1,804,922
Information Technology	891,070	334,718	1,225,788
Health Care	68,430	981,505	1,049,935
Materials	342,818	686,820	1,029,638
Financials	—	835,985	835,985
Energy	430,705	—	430,705
Telecommunication Services	—	125,366	125,366

Total Common Stocks	4,601,636	6,343,663	10,945,299

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,601,636	$6,343,663	$10,945,299

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q115QR

The GAMCO Global Telecommunications Fund

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 1.5% compared with an increase of 1.6% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (11/1/93)
Class AAA (GABTX)	1.52%	2.16%	7.39%	5.67%	7.81%
MSCI AC World Telecommunication Services Index	1.58	1.60	8.84	6.69	N/A
MSCI AC World Index	2.31	5.42	8.99	6.44	6.97 (d)
Class A (GTCAX)	1.52	2.14	7.39	5.68	7.81
With sales charge (b)	(4.31)	(3.73)	6.12	5.05	7.51
Class C (GTCCX)	1.35	1.38	6.60	4.87	7.25
With contingent deferred sales charge (c)	0.35	0.38	6.60	4.87	7.25
Class I (GTTIX)	1.61	2.43	7.68	5.87	7.90

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.7%
	Africa/Middle East — 0.4%
30,000	Maroc Telecom	$401,604
200,000	Pakistan Telecommunication Co. Ltd.	41,316

		442,920

	Asia/Pacific — 5.4%
225,000	Asia Satellite Telecommunications Holdings Ltd.	827,137
9,600	DiGi.Com Berhad	16,330
170,000	First Pacific Co. Ltd.	169,723
4,100	First Pacific Co. Ltd., ADR	20,295
90,000	PCCW Ltd.	54,910
24,000	Philippine Long Distance Telephone Co., ADR	1,499,760
14,000	PT Telekomunikasi Indonesia, ADR	609,560
627,000	Singapore Telecommunications Ltd.	2,001,137
280,000	Telekom Malaysia Berhad	549,642
1,930,027	True Corp. Public Co. Ltd., Cl. F†	741,406
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	242

		6,490,142

	Europe — 15.5%
14,000	Belgacom SA	490,366
220,000	Colt Group SA†	437,631
10,000	Com Hem Holding AB†	81,280
210,000	Deutsche Telekom AG, ADR	3,829,350
4,507	Hellenic Telecommunications Organization SA†	39,981
2,000	Hellenic Telecommunications Organization SA, ADR†	8,770
1,800	Iliad SA	420,572
20,000	Koninklijke KPN NV	67,934
6,000	Mobistar SA†	130,384
12,000	Orange SA, ADR	192,120
25,000	Portugal Telecom SGPS SA	14,516
38,000	Portugal Telecom SGPS SA, ADR	20,178
3,700	Rostelecom OJSC, ADR	29,378
73,000	Sistema JSFC, GDR	540,200
62,000	Sky Deutschland AG†	452,057
28,000	Swisscom AG, ADR	1,627,500
5,000	Tele2 AB, Cl. B	59,857
650,000	Telecom Italia SpA†	763,209
14,000	Telecom Italia SpA, ADR†	162,540
250,131	Telefonica SA, ADR	3,589,380
115,000	Telekom Austria AG	824,767
54,000	Telenor ASA	1,091,972
420,000	TeliaSonera AB	2,672,503
225,000	VimpelCom Ltd., ADR	1,179,000

		18,725,445

	Japan — 0.8%
12,000	Nippon Telegraph & Telephone Corp.	740,101

		Market
Shares		Value
9,000	Nippon Telegraph & Telephone Corp., ADR	$277,380

		1,017,481

	Latin America — 1.9%
37,415,054	LIME†	162,958
1,700	Oi SA, ADR†	2,618
75,000	Telecom Argentina SA, ADR	1,703,250
13,705	Telefonica Brasil SA	174,772
6,221	Telefonica Brasil SA, ADR	95,119
3,066	Telefonica Brasil SA, Preference	47,380
6,714	Telefonica SA	95,727

		2,281,824

	North America — 20.7%
51,500	AT&T Inc.	1,681,475
23,000	Atlantic Tele-Network Inc.	1,592,060
26,000	CenturyLink Inc.	898,300
780,000	Cincinnati Bell Inc.†	2,753,400
185,000	EarthLink Holdings Corp.	821,400
35,000	Frontier Communications Corp.	246,750
50,000	General Communication Inc., Cl. A†	788,000
60,000	Internap Corp.†	613,800
73,400	Level 3 Communications Inc.†	3,951,856
9,000	Lumos Networks Corp.	137,340
28,600	New ULM Telecom Inc.	205,920
35,000	Shenandoah Telecommunications Co.	1,090,600
123,514	Telephone & Data Systems Inc.	3,075,499
57,000	TELUS Corp.	1,893,324
105,000	Verizon Communications Inc.	5,106,150
20,000	Windstream Holdings Inc.	148,000
2,000	Zayo Group Holdings Inc.†	55,920

		25,059,794

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	54,017,606

	OTHER — 28.0%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L†	0
504	Meikles Ltd.	56

		56

	Asia/Pacific — 0.8%
68,000	C.P. Pokphand Co. Ltd., ADR	195,840
15,000	CJ Hellovision Co. Ltd.	166,975
250,000	Dagang NeXchange Berhad†	20,251
40,000	Hutchison Whampoa Ltd.	555,165
15,000	SKY Perfect JSAT Holdings Inc.	93,301

		1,031,532

	Europe — 7.6%
56,000	G4S plc	245,721
56,000	GN Store Nord A/S	1,250,775
1,224	Gusbourne plc†	1,171

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Europe (Continued)
20,000	InterXion Holding NV†	$564,000
4,600	Kinnevik Investment AB, Cl. A	154,791
78,000	Kinnevik Investment AB, Cl. B	2,609,314
14,000	Liberty Global plc, Cl. A†	720,580
57,500	Liberty Global plc, Cl. C†	2,864,075
47,000	NOS SGPS	340,667
18,035	PostNL NV, ADR†	77,911
58,000	Qliro Group AB†	106,408
13,000	Telecity Group plc	168,736
21,000	Telegraaf Media Groep NV†	121,255
12,000	Waterloo Investment Holdings Ltd.†	712

		9,226,116

	Japan — 0.3%
70,000	Furukawa Electric Co. Ltd.	118,481
15,000	Tokyo Broadcasting System Holdings Inc.	189,603

		308,084

	Latin America — 0.4%
15,000	Grupo Televisa SAB, ADR†	495,150
900	Shellshock Ltd.†	935

		496,085

	North America — 18.9%
13,000	AMC Networks Inc., Cl. A†	996,320
1,200	Ascent Capital Group Inc., Cl. A†	47,772
118,500	Cablevision Systems Corp., Cl. A	2,168,550
7,400	Cogeco Inc.	322,631
12,000	Comcast Corp., Cl. A, Special	672,780
16,500	CyrusOne Inc.	513,480
61,500	DIRECTV†	5,233,650
63,000	DISH Network Corp., Cl. A†	4,413,780
11,000	EchoStar Corp., Cl. A†	568,920
3,600	Equinix Inc.	838,260
50,000	Gogo Inc.†	953,000
160	Google Inc., Cl. A†	88,752
3,125	Liberty Broadband Corp., Cl. A†	176,500
5,167	Liberty Broadband Corp., Cl. C†	292,452
12,000	Liberty Interactive Corp., Cl. A†	350,280
12,500	Liberty Media Corp., Cl. A†	481,875
15,000	Liberty Media Corp., Cl. C†	573,000
1,706	Liberty Ventures, Cl. A†	71,669
4,000	Rackspace Hosting Inc.†	206,360
18,000	The Madison Square Garden Co., Cl. A†	1,523,700
2,500	Time Warner Cable Inc.	374,700
4,000	Time Warner Inc.	337,760
2,000	Twenty-First Century Fox Inc., Cl. B	65,760

Shares		Market Value
34,000	Yahoo! Inc.†	$1,510,790

		22,782,741

	TOTAL OTHER	33,844,614

	WIRELESS TELECOMMUNICATIONS SERVICES — 26.2%
	Africa/Middle East — 0.7%
40,000	Econet Wireless Zimbabwe Ltd.	20,000
175,000	Global Telecom Holding, GDR†	385,000
20,000	MTN Group Ltd.	338,033
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	152,250

		895,283

	Asia/Pacific — 3.4%
115,000	Axiata Group Berhad	219,846
38,000	China Mobile Ltd., ADR	2,471,140
41,000	China Unicom Hong Kong Ltd., ADR	625,660
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	308
240,000	PT Indosat Tbk†	78,287
22,000	SK Telecom Co. Ltd., ADR	598,620
40,000	TIME dotCom Berhad	63,939

		4,057,800

	Europe — 7.2%
17,000	Bouygues SA	667,921
950,000	Cable & Wireless Communications plc	858,922
12,000	MegaFon OAO, GDR	192,000
29,000	Millicom International Cellular SA, SDR	2,101,217
21,000	Mobile TeleSystems OJSC, ADR	212,100
105,500	Turkcell Iletisim Hizmetleri A/S, ADR†	1,374,665
81,000	Vivendi SA	2,014,070
39,000	Vodafone Group plc, ADR	1,274,520

		8,695,415

	Japan — 4.7%
200,400	KDDI Corp.	4,545,697
65,000	NTT DoCoMo Inc.	1,130,258

		5,675,955

	Latin America — 3.3%
154,000	America Movil SAB de CV, Cl. L, ADR	3,150,840
50,000	NII Holdings Inc.†	2,175
150,000	Tim Participacoes SA	499,600
18,156	Tim Participacoes SA, ADR	301,026

		3,953,641

	North America — 6.9%
25,000	NTELOS Holdings Corp.	120,000
64,000	Rogers Communications Inc., Cl. B	2,142,720
116,000	Sprint Corp.†	549,840
44,000	T-Mobile US Inc.†	1,394,360

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
115,200	United States Cellular Corp.†	$4,114,944

		8,321,864

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	31,599,958

	TOTAL COMMON STOCKS	119,462,178

	RIGHTS — 0.0%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 0.0%
	Europe — 0.0%
10,000	Com Hem Holding AB†	115
6,714	Telefonica SA, Cl. D†	1,083

		1,198

	TOTAL RIGHTS	1,198

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
151,500	Bharti Airtel Ltd., expire 08/04/16†(a)	953,397

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$ 308,000	U.S. Treasury Bills, 0.025% to 0.050%††, 06/04/15 to 06/25/15	307,993

	TOTAL INVESTMENTS — 100.0% (Cost $82,208,208)	$120,724,766

	Aggregate tax cost	$83,014,555

	Gross unrealized appreciation	$49,300,093
	Gross unrealized depreciation	(11,589,882)

	Net unrealized appreciation/depreciation	$37,710,211

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of Rule 144A securities amounted to $953,639 or 0.79% of total investments.

(b)	Illiquid security.
(c)	At March 31, 2015, the Fund held an investment in a restricted security amounting to $242 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/15 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	46.8%	$56,472,392
Europe	30.3	36,648,174
Asia/Pacific	10.4	12,532,871
Japan	5.8	7,001,520
Latin America	5.6	6,731,550
Africa/Middle East	1.1	1,338,259

	100.0%	$120,724,766

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$5,748,494	$ 741,406	$ 242	$6,490,142
North America	24,853,874	205,920	—	25,059,794
Other Regions (a)	22,467,670	—	—	22,467,670
OTHER
Africa/Middle East	—	56	0	56
Europe	9,225,404	—	712	9,226,116
Other Regions (a)	24,618,442	—	—	24,618,442
WIRELESS TELECOMMUNICATIONS SERVICES
All Regions (a)	31,599,958	—	—	31,599,958

Total Common Stocks	118,513,842	947,382	954	119,462,178

Rights (a)	1,198	—	—	1,198
Warrants (a)	—	953,397	—	953,397
U.S. Government Obligations	—	307,993	—	307,993

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$118,515,040	$ 2,208,772	$ 954	$120,724,766

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held restricted securities at March 31, 2015.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q115QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2015

* Print the name and title of each signing officer under his or her signature.